Pacer Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202

January 10, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:    Pacer Funds Trust (the “Registrant”)
    File Nos. 333-201530 and 811-23024

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Registrant is Post-Effective Amendment No. 121 and Amendment No. 123 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purpose of the Amendment is to register the Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF as a new series of the Registrant.

If you have any questions or require further information, please contact me at rachel.spearo@usbank.com or (414) 516-1692.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo
Senior Vice President
U.S. Bank Global Fund Services,
as Administrator for the Trust